SUMMARY OF STOCK OPTION ACTIVITY (Details) - Employees and Directors [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of stock options outstanding, Outstanding at beginning of period	1,507,137	997,148
Weighted average exercise price, Outstanding at beginning of period	$ 7.31	$ 8.48
Number of stock options outstanding, Granted	711,308	530,822
Weighted average exercise price, Granted	$ 1.75	$ 5.14
Number of stock options outstanding, forfeitures	(123,083)	(20,833)
Weighted average exercise price, forfeitures	$ 5.78	$ 8.16
Number of stock options outstanding, Outstanding at end of period	2,095,362	1,507,137
Weighted average exercise price, Outstanding at end of period	$ 5.51	$ 7.31
Number of stock options outstanding, Vested at end of period	1,176,118	899,609
Weighted average exercise price, Vested at end of period	$ 7.74	$ 8.52